As filed with the Securities and Exchange Commission on January 22, 2014

Securities Act Registration No. 333-171987

Investment Company Act Reg. No. 811-22524

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment ____	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒
(Check appropriate box or boxes.)

___________________________________

Precidian ETFs Trust

(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9, Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

(908) 781-0560

(Registrant’s Telephone Number, including Area Code)

Mark Criscitello Precidian Funds LLC 350 Main St., Suite 9 Bedminster, New Jersey 07921 (Name and Address of Agent for Service)

Copies to:

George Simon, Esq. Foley & Lardner LLP 321 North Clark Street, Suite 2800 Chicago, Illinois 60654-5313	Peter Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended, for Precidian ETFs Trust (the “Trust”) relates to the creation of new series of the Trust to be known as the ActiveSharesSM Large-Cap Fund, the ActiveSharesSM Mid-Cap Fund and the ActiveSharesSM Multi-Cap Fund.  The prospectus and statement of additional information for the existing series of the Trust, the MAXIS® Nikkei 225 Index Fund, are not changed by the filing of this Post-Effective Amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus Subject to Change Dated January [___], 2014

Precidian ETFs Trust

Precidian ETFs Trust (‘‘Trust’’) is a registered investment company consisting of separate investment portfolios called ‘‘Funds.’’ This Prospectus relates to the following Funds:

Name	Ticker Symbol
ActiveSharesSM Large-Cap Fund	[___]
ActiveSharesSM Mid-Cap Fund	[___]
ActiveSharesSM Multi-Cap Fund	[___]

Each Fund is an exchange-traded fund. This means that shares of the Fund are listed on NYSE Arca, Inc. (‘‘NYSE Arca’’) and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share (‘‘NAV’’).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[___], 2014

Not FDIC Insured	May Lose Value	No Bank Guarantee

SUMMARY INFORMATION

ACTIVESHARESSM LARGE CAP FUND (Ticker: [____])

INVESTMENT OBJECTIVE

The ActiveShares Large Cap Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

Maximum Creation Fee	[__]%
Maximum Redemption Fee	[__]%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a):	[___]%
Dividend Expenses on Short Sales	[___]%
Remaining Other Expenses	[___]%

Total Annual Fund Operating Expenses	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	Creation and Redemption Fees may be charged by the Fund when investors buy or sell shares directly with the Fund. They are not charged in secondary market transactions.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$[___]	$[___]

2

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Russell 1000 Index and exchange traded funds (“ETFs”) that primarily invest in stocks in the Russell 1000 Index.

The Fund targets an overall net equity market exposure of between 70% to 130%. However, at times the portfolio managers may reduce market exposure to less than 70%

The Fund purchases securities that the portfolio managers believe are undervalued and sells short securities that it believes are overvalued. Under normal market conditions, its net long equity market exposure will not exceed 100% and its net short equity market exposure will not exceed 30%; however, the portfolio managers may at times exceed these percentages. The Fund may hold a substantial portion of its total assets in cash or cash equivalents when it holds significant short positions.

Selling securities short allows the Fund to more fully exploit insights into securities that the Fund’s portfolio managers expect to underperform. Short sales generally involve the sale of a security that the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund may borrow the security. If so, the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund may use ETFs to manage the Fund’s overall equity market and sector exposures. In particular, the portfolio managers may take long and short positions in ETFs to increase/decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of an underlying index. These underlying indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund uses a variety of proprietary and non-propriety analytical methodologies including “bottom-up” fundamental analysis, macro-economic data, technical analysis, and quantitative analysis to determine the ratio of long to short positions. It also uses these tools to determine whether a particular stock or group of stocks is under-valued or over-valued and therefore whether to purchase or sell those securities. In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to a number of risks that may affect the value of its shares and its ability to meet its investment objectives, including:

Absence of Prior Active Market Risk

3

Although the shares in the Fund are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Short Sale Risk

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund's investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Leverage Risk

To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments.

Early Closing Risk

An unanticipated early closing of the NYSE Arca (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day in the secondary market, although non-institutional investors may still be able to redeem their shares directly to the Fund and institutional investors may redeem in Redemption Unit size through authorized participants.

Equity Risk

The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in ETFs registered pursuant to the Investment Company Act of 1940. Through its positions in ETFs, the Fund will be subject to the risks associated with such ETF’s investments, including the possibility that the value of the securities or instruments held by an ETF could decrease. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Trading Price Risk

The Fund’s Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

4

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

Precidian Funds LLC is the investment advisor to the Fund (the ‘‘Advisor’’).

[________________] (‘[___]’’ or the ‘‘Sub-Advisor’’) serves as the sub-advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Sub-Advisor
[______________________	Since [____]
[______________________	Since [____]

PURCHASE AND SALE OF FUND SHARES

Unlike traditional ETFs, the Fund issues Shares on a continuous basis, at NAV, to any investor purchasing through a participant in the Depository Trust Company. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Institutional investors may only redeem Shares in blocks of 50,000 Shares (“Redemption Units”) or multiples thereof, through authorized participants. Only Depository Trust & Clearing Corporation participants that enter into agreements with the Fund’s distributor are authorized to redeem Redemption Units directly to the Fund. These entities are referred to as ‘‘Authorized Participants”. Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives except as required by law. The blind trust may also receive redemption proceeds in cash.

Individuals, trusts exclusively for the benefit of an individual or group of related family members or a tax deferred retirement plan directed by an individual are treated as retail investors (“Retail Investors”) and may submit orders to redeem Shares at NAV directly with the Fund. Retail Investors may place orders to redeem Shares only in less than Redemption Unit Size. Redemption proceeds in connection with any redemption by Retail Investors will be distributed in cash. The Fund may charge a fee in order redeem of not more than 2% of the value of the Shares redeemed with the Fund.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

SUMMARY INFORMATION

ACTIVESHARESSM MID-CAP FUND (Ticker: [____])

INVESTMENT OBJECTIVE

The ActiveSharesSM Mid-Cap Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

Maximum Creation Fee	[__]%
Maximum Redemption Fee	[__]%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a):	[___]%
Dividend Expenses on Short Sales	[___]%
Remaining Other Expenses	[___]%

Total Annual Fund Operating Expenses	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	Creation and Redemption Fees may be charged by the Fund when investors buy or sell shares directly with the Fund. They are not charged in secondary market transactions.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$[___]	$[___]

6

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind redemptions of the Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks that are included in the Russell 2000 Index and ETFs that primarily invest in stocks in the Russell 2000 Index.

The Fund targets an overall net equity market exposure of between 70% to 130%. However, at times the portfolio managers may reduce market exposure to less than 70%

The Fund purchases securities that the portfolio managers believe are undervalued and sells short securities that it believes are overvalued. Under normal market conditions, its net long equity market exposure will not exceed 100% and its net short equity market exposure will not exceed 30%; however, the portfolio managers may at times exceed these percentages. The Fund may hold a substantial portion of its total assets in cash or cash equivalents when it holds significant short positions.

Selling securities short allows the Fund to more fully exploit insights into securities that the Fund’s portfolio managers expect to underperform. Short sales generally involve the sale of a security that the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund may borrow the security. If so, the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund may use ETFs to manage the Fund’s overall equity market and sector exposures. In particular, the portfolio managers may take long and short positions in ETFs to increase/decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of an underlying index. These underlying indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund uses a variety of proprietary and non-propriety analytical methodologies including “bottom-up” fundamental analysis, macro-economic data, technical analysis, and quantitative analysis to determine the ratio of long to short positions. It also uses these tools to determine whether a particular stock or group of stocks is under-valued or over-valued and therefore whether to purchase or sell those securities. In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

7

Short Sale Risk

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund's investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Leverage Risk

To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments.

Capitalization Risk

Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Early Closing Risk

An unanticipated early closing of the NYSE Arca (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day in the secondary market, although non-institutional investors may still be able to redeem their shares directly to the Fund and institutional investors may redeem in Redemption Unit size through authorized participants.

Equity Risk

The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in ETFs registered pursuant to the Investment Company Act of 1940. Through its positions in ETFs, the Fund will be subject to the risks associated with such ETF’s investments, including the possibility that the value of the securities or instruments held by an ETF could decrease. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

8

Trading Price Risk

The Fund’s Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

Precidian Funds LLC is the investment advisor to the Fund (the ‘‘Advisor’’).

[________________] (‘[___]’’ or the ‘‘Sub-Advisor’’) serves as the sub-advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Sub-Advisor
[______________________	Since [____]
[______________________	Since [____]

PURCHASE AND SALE OF FUND SHARES

Unlike traditional ETFs, the Fund issues Shares on a continuous basis, at NAV, to any investor purchasing through a participant in the Depository Trust Company. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Institutional investors may only redeem Shares in Redemption Units or multiples thereof, through Authorized Participants. Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives except as required by law. The blind trust may also receive redemption proceeds in cash.

Retail Investor may submit orders to redeem Shares at NAV directly with the Fund. Retail Investors may place orders to redeem Shares only in less than Redemption Unit size. Redemption proceeds in connection with any redemption by Retail Investors will be distributed in cash. The Fund may charge a fee of not more than 2% of the value of the Shares redeemed in order redeem with the Fund.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

SUMMARY INFORMATION

ACTIVESHARESSM MULTI-CAP FUND (Ticker: [____])

INVESTMENT OBJECTIVE

The ActiveSharesSM Multi-Cap Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

Maximum Creation Fee	[__]%
Maximum Redemption Fee	[__]%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a):	[___]%
Dividend Expenses on Short Sales	[___]%
Remaining Other Expenses	[___]%

Total Annual Fund Operating Expenses	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	Creation and Redemption Fees may be charged by the Fund when investors buy or sell shares directly with the Fund. They are not charged in secondary market transactions.
(c)

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$[___]	$[___]

10

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund invests primarily in securities included in the Russell 3000 Index and ETFs that primarily invest in stocks in the Russell 3000 Index.

The Fund targets an overall net equity market exposure of between 70% to 130%. However, at times the portfolio managers may reduce market exposure to less than 70%

The Fund purchases securities that the portfolio managers believe are undervalued and sells short securities that it believes are overvalued. Under normal market conditions, its net long equity market exposure will not exceed 100% and its net short equity market exposure will not exceed 30%; however, the portfolio managers may at times exceed these percentages. The Fund may hold a substantial portion of its total assets in cash or cash equivalents when it holds significant short positions.

Selling securities short allows the Fund to more fully exploit insights into securities that the Fund’s portfolio managers expect to underperform. Short sales generally involve the sale of a security that the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund may borrow the security. If so, the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund may use ETFs to manage the Fund’s overall equity market and sector exposures. In particular, the portfolio managers may take long and short positions in ETFs to increase/decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of an underlying index. These underlying indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund uses a variety of proprietary and non-propriety analytical methodologies including “bottom-up” fundamental analysis, macro-economic data, technical analysis, and quantitative analysis to determine the ratio of long to short positions. It also uses these tools to determine whether a particular stock or group of stocks is under-valued or over-valued and therefore whether to purchase or sell those securities. In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

11

Short Sale Risk

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund's investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Leverage Risk

To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments.

Capitalization Risk

Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Early Closing Risk

An unanticipated early closing of the NYSE Arca (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day in the secondary market, although non-institutional investors may still be able to redeem their shares directly to the Fund and institutional investors may redeem in Redemption Unit size through authorized participants.

Equity Risk

The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in ETFs registered pursuant to the Investment Company Act of 1940. Through its positions in ETFs, the Fund will be subject to the risks associated with such ETF’s investments, including the possibility that the value of the securities or instruments held by an ETF could decrease. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

12

Trading Price Risk

The Fund’s Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

Precidian Funds LLC is the investment advisor to the Fund (the ‘‘Advisor’’).

[________________] (‘[___]’’ or the ‘‘Sub-Advisor’’) serves as the sub-advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Sub-Advisor
[______________________	Since [____]
[______________________	Since [____]

PURCHASE AND SALE OF FUND SHARES

Unlike traditional ETFs, the Fund issues Shares on a continuous basis, at NAV, to any investor purchasing through a participant in the Depository Trust Company. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Institutional investors may only redeem Shares in Redemption Units or multiples thereof, through Authorized Participants. Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives except as required by law. The blind trust may also receive redemption proceeds in cash.

Retail Investors may submit orders to redeem Shares at NAV directly with the Fund. Retail Investors may place orders to redeem Shares only in less than Redemption Unit size. Redemption proceeds in connection with any redemption by retail investors will be distributed in cash. The Fund may charge a fee of not more than the value of the Shares redeemed in order redeem with the Fund.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW

The Trust is an investment company consisting of separate investment portfolios (each, a “Fund”) that are exchange-traded funds (“ETFs”). ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

Precidian Funds LLC is the investment advisor to the Fund (the ‘‘Advisor’’).

[________________] (‘[___]’’ or the ‘‘Sub-Advisor’’) serves as the sub-advisor to the Fund.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

The Funds are actively managed ETFs and thus do not seek to replicate the performance of a specific index. Instead, each Fund uses an active investment strategy to meet its investment objective. The portfolio managers, subject to the oversight of the Board of Trustees of the Trust (the “Board”), has discretion on a daily basis to manage each Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Absence of Prior Active Market Risk

Although the shares in the Funds are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the shares of a Fund. As new funds, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Short Sale Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund may borrow the security to make delivery to the buyer. If so, the Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategy.

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Leverage Risk

To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments.

Early Closing Risk

The normal close of trading of securities listed on the NYSE Arca is 4:00 p.m., Eastern Time. Unanticipated early closings of the NYSE Arca may result in a shareholder’s inability to buy or sell securities of a Fund on that day. If an exchange or market closes early on a day when a shareholder needs to execute a high volume of trades late in a trading day, the shareholder might incur substantial trading losses.

Equity Risk

The prices of equity securities in which a Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better or worse than expected results or be positively or negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase or decrease in response. In addition, the equity market tends to move in cycles which may cause stock prices to rise or fall over short or extended periods of time.

Exchange-Traded Fund Risk

The Funds may invest in ETFs registered pursuant to the Investment Company Act of 1940. Through their positions in ETFs, the Funds will be subject to the risks associated with such ETF’s investments, including the possibility that the value of the securities or instruments held by an ETF could decrease. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Liquidity Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in a Fund may lose money.

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If the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In rising stock markets, the risk of loss will be greater than in declining stock markets. Over time, stock markets have risen more than they have declined.

Medium and Small Capitalization Companies Risk

Stock prices of medium and small capitalization companies may be more volatile than those of larger companies. Stock prices of medium and small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of medium and small capitalization companies may be thinly traded, making it difficult to buy and sell them. In addition, medium and small capitalization companies are typically less stable financially than large capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Medium and small capitalization companies also generally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments related to their products.

Trading Price Risk

A Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in blocks of [_______] Shares or greater at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Funds.

ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Temporary Defensive Positions

In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund that typically invests in short positions may hold little or no short positions for extended periods, or a Fund may hold a higher than normal proportion of its assets in cash in times of extreme market stress.

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

CONTINUOUS OFFERING

The method by which Shares are purchased and traded may raise certain issues under applicable securities laws. Because new Shares are issued and sold by the Fund on an ongoing basis, at any point a ‘‘distribution,’’ as such term is used in the Securities Act of 1933, as amended (the ‘‘Securities Act’’), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it purchases Shares directly from the Fund and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

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Broker-dealer firms should also note that dealers who are not ‘‘underwriters’’ but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF SHARES

Unlike traditional ETFs, the Fund issues Shares on a continuous basis, at NAV in any amount to any investor purchasing through a participant in the Depository Trust Company. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Board may change the amount of this fee at any time.

Individuals, trusts exclusively for the benefit of an individual or group of related family members or a tax deferred retirement plan directed by an individual (“Retail Investors”) may submit orders to redeem Shares at NAV directly with the Fund. Retail Investors may place orders to redeem Shares only in less than Redemption Unit size. Redemption proceeds in connection with any redemption by retail investors will be distributed in cash. The Fund will charge a fee of not more than 2% of the value of the shares redeemed.

Investors other than Retail Investors may only redeem Shares in Redemption Units, through Authorized Participants. Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives unless required by law, regulation or court order. The blind trust may also receive redemption proceeds in cash. Authorized Participants will be charged a redemption of [$___/__%]

The number of Shares in a Redemption Unit may change in the event of a share split, reverse split or similar revaluation or if the Board determines it is in the best interest of the Fund. In connection with redemptions of Redemption Units, the delivery of any portfolio securities in-kind will generally be effected through a blind trust for the benefit of the redeeming Authorized Participant and the blind trust will liquidate the portfolio securities without disclosing the identity of such securities to the Authorized Participant.

To redeem one or more Redemption Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant must be a DTC Participant and must have executed an agreement with the Distributor with respect to redemptions of Redemption Units (‘‘Participation Agreement’’). It is expected that only large institutional investors will redeem Shares directly from the Fund in the form of Redemption Units. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to redeem Redemption Units.

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BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Funds in Secondary Market transactions through broker-dealers. Shares of the Funds are listed for trading in the Secondary Market on the NYSE Arca and may also trade on other exchanges or in the over-the-counter market.

Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in ‘‘round lots’’ of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller ‘‘odd lots.’’ When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

The exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and certain holidays such as New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is the NYSE Arca.

Section 12(d)(1) of the Investment Company Act of 1940, as amended (‘‘1940 Act’’), restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into a written agreement with the Trust.

Shares of the Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners of the Shares. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or ‘‘street name’’ form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board is responsible for the general supervision of the Funds. The Board appoints officers who are responsible for the day-to-day operations of the Funds.

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Investment Advisor

The Advisor is a Delaware limited liability company formed on May 14, 2010 that is a wholly-owned subsidiary of Precidian Investments LLC. The Advisor has been registered as an investment adviser with the SEC since April 8, 2011 and maintains its principal office at 350 Main St., Suite 9, Bedminster, New Jersey 07921. The Advisor does not manage any other investment companies, does not provide investment advice to any other clients and has limited experience as an investment advisor.

The Advisor serves as advisor to the Funds pursuant to an Investment Advisory Agreement (‘‘Advisory Agreement’’). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for sub-advisory, distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor has delegated to the Sub-Advisor authority to determine what investments should be purchased and sold, and to place orders for all such purchases and sales, on behalf of the Funds.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
ActiveSharesSM Large-Cap Fund	[___]%
ActiveSharesSM Mid-Cap Fund	[___]%
ActiveSharesSM Multi-Cap Fund	[___]%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisory Agreement was approved by the Independent Trustees of the Trust at a regular meeting. The basis for the Trustees’ approval of the Advisory Agreement will be available in the Trust’s Annual Report for the period ended [____].

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Sub-Advisor

[______________] serves as sub-advisor to the Fund. [___], located at [______________], is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for [institutional and individual separately managed accounts, investment companies and bank common and collective funds.] As of [_________], [___], had assets under investment management of $[_______].

The Sub-Advisor is responsible for managing the investment operations and the composition of the Funds, including the purchase, retention and disposition of the investments, securities and cash contained in the Funds, in accordance with the Funds’ investment objective and strategies as stated in the Trust’s Prospectuses and SAI, as from time to time in effect. In connection with these responsibilities and duties, the Sub-Advisor is responsible for providing supervision of the Funds’ investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Funds’ assets. The Sub-Advisor is responsible for the proxy voting of the Fund’s portfolio securities under the Trust’s proxy voting policies and procedures. The Sub-Advisor also is responsible for furnishing the Advisor or the Trust with statistical information in respect of the investments that the Fund may hold or contemplate purchasing, as the Advisor or the Trust may reasonably request. The Sub-Advisor, on its own initiative, apprises the Trust of important developments materially affecting the Fund and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. The Sub-Advisor also has responsibility for implementing all purchases and sales of investments for the Fund it advises in a manner consistent with its policies.

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The Sub-Advisor serves as sub-advisor to the Funds pursuant to a Sub-Advisory Agreement (‘‘Sub-Advisory Agreement’’). The Sub-Advisory Agreement was approved by the Independent Trustees of the Trust at a regular meeting. The basis for the Trustees’ approval of the Sub-Advisory Agreement will be available in the Trust’s Annual Report for the period ended [____].

Portfolio Management

The Sub-Advisor acts as portfolio manager for the Funds pursuant to the Sub-Advisory Agreement. The Sub-Advisor supervises and manages the investment portfolio of the Funds and directs the purchase and sale of the Funds’ investment securities. The Sub-Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of the Funds’ investment objective.

The following portfolio managers are primarily responsible for the day-to-day management of the Funds:

[_______________]

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OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Accounting and Transfer Agent

JPMorgan Chase Bank, N.A. (‘‘JPMCB’’) serves as administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Fund. JPMCB is located at One Chase Manhattan Plaza, New York, New York 10005.

Pursuant to the Fund Servicing Agreement with the Trust, JPMCB provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Funds. In addition, JPMCB makes office space, equipment, personnel and facilities available to provide such services.

Pursuant to the Global Custody Agreement with the Trust, JPMCB maintains cash, securities and other assets of the Trust and the Funds in separate accounts, keeps all required books and records and provides other necessary services. JPMCB is required, upon the order of the Trust, to deliver securities held by JPMCB and to make payments for securities purchased by the Funds.

Pursuant to the Agency Services Agreement with the Trust, JPMCB acts as transfer agent for the Funds’ authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.

Distributor

Foreside Fund Services, LLC (‘‘Foreside’’), a Delaware limited liability company, serves as the distributor (‘‘Distributor’’) of Shares of the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Securities Lending Agent

The Funds may lend Portfolio Securities to certain creditworthy borrowers under certain conditions described in the SAI, and will receive collateral for each loaned security which is marked to market each trading day. Engaging in loans of its Portfolio Securities enables the Funds to receive a portion of the income generated by the lending of such securities and then investing in the collateral until the loan is terminated. Such loans may be terminated at any time by the Funds. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. JPMCB acts as Securities Lending Agent for the Funds subject to the supervision of the Advisor. For this service, JPMCB receives a fee to cover the custodial, administrative and related costs of securities lending.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Foley & Lardner LLP, 321 N. Clark Street, Suite 2800, Chicago, Illinois 60610, serves as counsel to the Trust and the Funds.

Other Service Providers

Foreside Compliance Services, LLC (‘‘FCS’’), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Fund. Foreside Management Services, LLC (‘‘ FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer to the Fund.

The Distributor, FCS and FMS are not affiliated with the Advisor, Sub-Advisor or JPMCB or their affiliates.

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FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased directly from the Fund by participants in the Depository Trust Company, and that institutional investors can only redeem Shares directly from the Fund in Redemption Units through Authorized Participants, while retail investors can redeem Shares directly from the Fund in less than Redemption Unit sizes, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash (purchases of Shares are effected via cash, as are redemptions by retail investors, while redemptions by institutional investors are effected in-kind), the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Redemption Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Redemption Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Redemption Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Redemption Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Shares in creations and redemption, the NAV is calculated to five decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

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The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing involves the consideration of a number of subjective factors and thus the prices for those investments may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time). The Shares of the Funds will not be priced on days on which the NYSE Arca is closed for trading.

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

The IIV for each Fund us calculated by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities.

The Funds provide the Exchange with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.precidianfunds.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

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Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code (the “Code”). In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of your Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Unless otherwise indicated, this summary assumes that a Fund shareholder is a U.S. person and holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not purport to be a complete description of the income tax considerations that may be applicable to an investment in Shares. For example, this summary does not discuss certain income tax considerations that may be relevant to holders who are subject to special rules, including stockholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, pension plans and trusts, and partnerships (or other pass-through entities). In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Tax matters are complex, and the tax consequences to an investor in Shares will depend on the investor’s particular circumstances. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year, ( and does not avail itself of certain curative measures allowed by the Code) the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders and, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security against a prior gain from a substantially similar portfolio security. As a result of these and other instances where a Fund may be required to recognize income in advance of receipt of the corresponding cash payment or is not allowed deductions for expenditures or realized losses, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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A regulated investment company is not required to recognize gain upon the distribution of appreciated securities to a shareholder in redemption of its stock upon the demand of the shareholder. Each Fund believes that the distribution of securities in redemption of Redemption Units of Authorized Participants will qualify for this exception.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of Fund Shareholders

Generally. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and net short-term capital gains will generally be taxable as ordinary income to the extent paid out of the Fund’s current or accumulated earnings and profits, as determined for U.S. federal income tax purposes. However, such distributions (if properly designated by the Fund) may qualify for the dividends received deduction available to corporations under Section 243 of the Code, if certain requirements are met. In addition, distributions of qualifying dividend income to a noncorporate shareholder of the Fund may be taxable at the same rates as long-term capital gains (discussed below).

Capital Gains Distributions.. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gains to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund will be required to pay income tax on the retained long-term capital gain, and each Fund shareholder will be required to recognize a proportionate share of the Fund’s undistributed long-term capital gain but will be permitted to claim a tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain treat the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, (net of the amount of the shareholder’s tax credit) as increasing the tax basis of the Shares.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of and Redemptions of Shares. In general, upon the sale, redemption, or other disposition of Shares, a shareholder will recognize capital gain or loss in an amount equal to the difference, if any, between the amount realized on the sale or other disposition and the shareholder’s adjusted tax basis in the Shares. Such gain or loss will be long-term capital gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent of any capital gain distributions received with respect to the Shares. Under the “wash sale” rules, a capital loss from the sale of Shares may be disallowed to the extent identical (or substantially identical) Shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement Shares of a Fund will be adjusted to reflect the disallowed loss.

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If an Authorized Participant receives an in-kind distribution in redemption of Redemption Units, the Authorized Participant will recognize gain or loss in an amount equal to the difference between (i) the sum of the amount of cash, plus the aggregate fair market value (at redemption) of the securities received by the Authorized Participant as part of the redemption and (ii) the shareholder’s adjusted tax basis in the redeemed Shares. Any capital loss realized upon such redemption will be subject to the “wash sale” and other rules regarding capital losses discussed above. The Authorized Participant will generally have an initial tax basis in the distributed securities equal to their fair market values on the redemption date, and the holding period for such securities will commence upon receipt. Consequently, gain or loss from a sale of such securities one year or less after receiving the securities will be treated as short term gain or loss.

Preferential Tax Rates for Long-Term Capital Gains and Qualifying Dividend Income. For taxable years beginning after December 31, 2012, long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%, and Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. In addition, for taxable years beginning after December 31, 2012, a 3.8% Medicare contribution tax is imposed on net investment income, including long-term capital gains and qualifying dividend income. Please consult your tax advisor regarding this tax.

Reporting; Backup Withholding. Payments on Shares and proceeds from a sale or other disposition of Shares will be subject to information reporting, unless the shareholder is an exempt recipient. A shareholder will be subject to backup withholding on all such amounts unless (i) the shareholder is an exempt recipient or (ii) the shareholder provides its correct taxpayer identification number (generally on IRS Form W-9) and certifies that it is not subject to backup withholding. Furthermore, the IRS may notify the applicable Fund or withholding agent to institute backup withholding if the IRS determines that the shareholder’s taxpayer identification number is incorrect or if the shareholder has failed to properly report taxable dividends or interest on a federal tax return. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

In addition to reporting gross proceeds from redemptions, exchanges, and other sales of mutual fund shares, Federal law requires mutual funds, or certain persons having custody of mutual fund shares, to report a shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ consolidated Form 1099s when the “covered” shares are sold or redeemed. Covered shares include any mutual fund shares (including any shares acquired upon reinvestment of dividends) acquired on or after January 1, 2012.

Sections 1471 through 1474 of the Code (“FATCA”) generally imposes withholding at the rate of 30% on payments to certain foreign entities (including financial intermediaries) of dividends on, and gross proceeds from the sale or other disposition of, U.S. common stock, unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied. Withholding taxes under FATCA will be imposed on dividends beginning on January 1, 2014 and on gross proceeds from dispositions beginning on January 1, 2017. Non U.S. shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in Shares.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Federal Income Taxes.”

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor maintains a website for the Funds at www.precidianfunds.com.

The website for the Funds displays the Prospectus and additional quantitative information that is updated on a daily basis, including, for each Fund, (1) average daily trading volume, the prior business day’s reported closing price, NAV and the bid/ask spread at the time of calculation of such NAV (the “Bid/Ask Price”), and (2) data in chart format displaying the frequency distribution of discounts and premiums of the daily Bid/Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters.

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A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Fund’s SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

PrecidianSM  and ActiveSharesSM are each a service mark of Precidian Funds LLC.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

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PRIVACY POLICY

Precidian ETFs Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

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FREQUENTLY USED TERMS

Trust	Precidian ETFs Trust, a registered open-end investment company
Funds	The investment portfolios of the Trust
Shares	Shares of the Funds offered to investors
Advisor	Precidian Funds LLC
Custodian	JPMorgan Chase Bank, N.A., the custodian of the Funds’ assets
Distributor	Foreside Fund Services, LLC, the distributor to the Funds
Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor.
NYSE Arca	NYSE Arca, Inc., the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended
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Precidian ETFs Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.precidianfunds.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-855-0621-0930
By mail:	Precidian ETFs Trust c/o Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101
On the Internet:	SEC Edgar database: http://www.sec.gov; or www.precidianfunds.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Funds’ investment company registration number is 811-22524.

PART B

Statement of Additional Information

Precidian Etfs Trust

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated [_______], 2014 (“Prospectus”) for the Precidian ETFs Trust (“Trust”), relating to the funds (each a “Fund” and, collectively, the “Funds”) set forth in the table below, as it may be revised from time to time.

A copy of the Prospectus relating to the Funds and, when available, the Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust, c/o Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, by calling 1-855-621-0930, or by visiting the Trust’s website at www.precidianfunds.com.

Fund Name	Ticker Symbol	CUSIP	Exchange
ActiveSharesSM Large-Cap Fund	[___]	[______]	NYSE Arca
ActiveSharesSM Mid-Cap Fund	[___]	[______]	NYSE Arca
ActiveSharesSM Multi-Cap Fund	[___]	[______]	NYSE Arca

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

Dated [______], 2014

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

Precidian Funds ® and ActiveSharesSM are each a service mark of Precidian Funds LLC.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on August 27, 2010, and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four investment portfolios. This SAI addresses the following investment portfolios of the Trust: ActiveSharesSM Large-Cap Fund, ActiveSharesSM Mid-Cap Fund and ActiveSharesSM Multi-Cap Fund (each a “Fund” and, collectively, the “Funds”).

Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.”

The Funds are managed by Precidian Funds LLC (“Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (“SEC”) since April 8, 2011.

Unlike traditional exchange-traded funds (“ETFs”), each Fund issues Shares on a continuous basis, at net asset value (“NAV”), to any investor purchasing through a participant in the Depository Trust Company. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of a Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Institutional investors may only redeem Shares in blocks of 50,000 Shares (“Redemption Units”) or multiples thereof, through authorized participants. Only Depository Trust & Clearing Corporation participants that enter into agreements (“Participant Agreements”) with the Funds’ distributor are authorized to sell Redemption Units directly to a Fund. These entities are referred to as ‘‘Authorized Participants.” Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives. The blind trust may also receive all or a portion redemption proceeds in cash.

Individuals, trusts exclusively for the benefit of an individual or group of related family members or a tax deferred retirement plan directed by an individual are treated as retail investors (“Retail Investors”), and may submit orders to redeem Shares at NAV directly with the Fund. Retail Investors may place orders to redeem Shares only in less than Redemption Unit size. Redemption proceeds in connection with any redemption by Retail Investors will be distributed in cash. The Fund will charge a fee of not more than 2% of the value of the shares redeemed.

The number of Shares in a Redemption Unit may change in the event of a share split, reverse split or similar revaluation or if the Board determines it is in the best interest of the Fund. In connection with redemptions of Redemption Units, the delivery of any portfolio securities in-kind will generally be effected through a blind trust for the benefit of the redeeming Authorized Participant and the blind trust will liquidate the portfolio securities without disclosing the identity of such securities to the Authorized Participant.

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at, or above NAV.

Transaction fees for cash redemptions may be higher than the transaction fees associated with in-kind redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

Shares of the Funds are listed for trading and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary for a Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

Each Fund’s continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Fund obtained from the SEC to operate as ETFs. A Fund’s failure to be so listed could result in the termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

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Each Fund seeks long-term capital appreciation. There can be no assurance that a Fund’s objective will be achieved.

The ActiveSharesSM Large-Cap Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Russell 1000 Index and ETFs that primarily invest in stocks in the Russell 1000 Index.

The ActiveSharesSM Mid-Cap Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks that are included in the Russell 2000 Index and ETFs that primarily invest in stocks in the Russell 2000 Index.

The ActiveSharesSM Multi-Cap Fund seeks to achieve its objective by taking long and possibly short positions in equity securities or groups of equities that the portfolio managers believe will provide long term capital appreciation. The Fund invests primarily in securities included in the Russell 3000 Index and ETFs that primarily invest in stocks in the Russell 3000 Index.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments it may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (“Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund. The investment objective of a Fund and all other investment policies or practices of such Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund, except that percentage limitations with respect to the borrowing of money will be subject to continuous compliance.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below) may not:

A.	Invest 25% of its total assets in the securities of issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities).
B.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time.
C.	Make loans, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.
D.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.
E.	Purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or interests therein or that reflect the return of an index of real estate values, securities of real estate investment trusts and other companies that are engaged primarily in real estate-related businesses and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.
F.	Invest in commodities or currencies, except that the Fund may invest in: (a) publicly traded commodity pools or (b) financial instruments (such as structured notes, swaps, futures contracts, forward contracts, and options on such contracts) (i) on commodities or currencies; (ii) that represent indices of commodity or currency prices; (iii) that reflect the return of such indices; or (iv) that are securities or other instruments backed by commodities.
G.	Issue senior securities to the extent such issuance would violate applicable law.

As a “diversified fund,” each Fund is limited by the 1940 Act with respect to 75% of the its total assets such that it does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund’s total assets may be invested in any manner.

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As long as the aforementioned investment restrictions are complied with, a Fund may invest its remaining assets in money market instruments, including repurchase agreements or funds that invest exclusively in money market instruments (subject to applicable limits under the 1940 Act, or exemptions therefrom) and reverse repurchase agreements (collectively, “Financial Instruments”). Financial instruments may be used by a Fund in seeking positive performance and in managing cash flows.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Funds’ Prospectus under the headings “Principal Risks of Investing in the Fund,” “Additional Description of the Principal Risks of the Fund” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

General

Investment in a Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended, (“Code”) and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that they will meet their investment objective.

Common Stock

Each Fund invests in common stock. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Lending Portfolio Securities

A Fund may lend portfolio securities constituting up to 33 1∕3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains with the Fund’s collateral account cash, U.S. government securities, eligible foreign government securities or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. A Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

A Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board. To the extent that the Fund engages in securities lending, JPMorgan Chase Bank, N.A. (“ JPMCB”) acts as securities lending agent for the Fund. JPMCB receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

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In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by JPMCB. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for a fund that utilizes them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. Each Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Advisor or Sub-Advisor believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis rather than in other investments, when it would be more efficient or less expensive for the Fund to do so, or as cover for Financial Instruments, for liquidity purposes, or to earn interest. The instruments in which a Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Borrowing Money

A Fund may, as a non-principal investment strategy, borrow money from a bank up to a limit of one-third of the market value of its assets, but only for temporary or emergency purposes. To the extent that the Fund borrows money, it may be leveraged, and, at such times, the value of the Fund’s investments may appreciate or depreciate more rapidly.

Securities of Investment Companies

Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law.

Future Developments

The Board may, in the future, authorize the Funds to invest in securities contracts and investments other than those listed in this SAI and in the Funds’ Prospectus, provided they are consistent with the Funds’ investment objectives and do not violate any investment restrictions or policies.

Portfolio Turnover

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Each Fund’s portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by the Advisor or the Sub-Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. In-kind creations and redemptions are not included in the portfolio turnover calculations. The Funds are newly organized and have not had any operations as of the date of this SAI.

Dividend Risk

There is no guarantee that the issuer of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a Portfolio Holdings Policy (“Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor and the Sub-Advisor. The Policy is designed to ensure that the disclosure of information about the Funs’ portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

Daily access to the Funds’ portfolio holdings is permitted to personnel of the Advisor, the relevant Sub-Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

MANAGEMENT

Board of Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out this responsibility. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is currently comprised of three Trustees. One Trustee is an employee of the Advisor. This Trustee is an “Interested Person” (as defined under Section 2(a)(19) of the 1940 Act) of the Trust (“Interested Trustee”). Two of the Trustees and their immediate family members have no affiliation or business connection with the Advisor, the Sub-Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor, the Sub-Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

The name, year of birth and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
John V. Sinon, 1964	Trustee	Since May 2011	President, The Sinon Group LLC (2001 to present) (recruiting firm).	4	None
Geoffrey G. Clark, 1972	Trustee	Since May 2011	Managing Director (and Officer), Starr Principal Holdings, LLC (2012 to present) (a registered investment advisor); Managing Director, C.V. Starr & Co., Inc. (2007 to 2012) (a privately held company with a portfolio of global investments and financial services businesses).	14	Board of Directors, GRD Holdings (2013 to present)
Interested Trustees(3):
Mark S. Criscitello, 1961	Chairman & Trustee Chief Operating Officer Treasurer & Principal Financial Officer	Since August 2010 Since May 2011 From January 2011 to May 2011	Chief Financial Officer, Precidian Funds LLC (2011 to present); Chief Financial Officer, Precidian Investments LLC (2007 to present); Chief Operating Officer and Chief Financial Officer, Clearance and Execution Division, Bear Hunter (1999 to 2007).	14	None

(1) The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.

(2) Trustees and Officers serve until their successors are duly elected and qualified.

(3) Mark Criscitello is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

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Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Other Officers:
Daniel J. McCabe, 1963	President and Principal Executive Officer	Since January 2011	Chief Executive Officer, Precidian Funds LLC (2011 to present); Chief Executive Officer, Precidian Investments LLC (2007 to present).	N/A	N/A
J. Stuart Thomas, 1966	Secretary	Since January 2011	Secretary, Precidian Funds LLC (2011 to present); Principal, Precidian Investments LLC (2005 to present).	N/A	N/A
William Cox, 1966	Treasurer, Chief Financial Officer and Principal Financial Officer	Since May 2013	Director, Principal Financial Officer, Foreside Management Services LLC (May 2013 to present); Department Head Vice President, Fund Administration, State Street Corp. (1997 to 2012).(3)	N/A	N/A
Donna M. Rogers, 1966	Chief Compliance Officer	Since May 2011	Managing Director, Foreside Compliance Services, LLC (December 2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank & Trust Company) (September 2004 to December 2010)(3)	N/A	N/A

(1) The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.

(2) Trustees and Officers serve until their successors are duly elected and qualified.

(3) William Cox and Donna Rogers serve as officers to other unaffiliated mutual funds for which the Distributor (or its affiliates) act as Distributor or provider of other services.

Board — Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Advisor, the Sub-Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of three members, two of whom are Independent Trustees (defined below). The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.

The Board has appointed Mark Criscitello to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established a Nominating Committee, an Audit Committee and a Pricing and Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Board and each standing Committee conduct annual assessments of their oversight function and structure. Although an interested trustee, Mr. Criscitello, has been appointed to serve as Chairman, the Board determined not to appoint a lead Independent Trustee. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

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Day-to-day risk management with respect to the Funds is the responsibility of the Advisor or other service providers (depending on the nature of the risk), subject to the supervision of the Advisor. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Advisor and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Funds and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer assesses key compliance risks affecting the Funds, and addresses them in reports to the Board.

The Board held four regular meetings and one special meeting in the fiscal year ended March 31, 2013.

Standing Board Committees

The Board of Trustees has established three standing committees in connection with its governance of the Funds: the Audit, Nominating, and Pricing and Valuation Committees. The Audit Committee held one meeting in the fiscal year ended March 31, 2013. The Nominating and Pricing and Valuation Committees have not held any meetings. Each Trustee who is not an interested person (as defined in the 1940 Act) of the Trust (“Independent Trustee”) serves on the Audit Committee, the Nominating Committee and the Pricing and Valuation Committee of the Board.

The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (iv) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. The Board has not designated an audit committee financial expert at this time because it believes that background and experience of both Audit Committee Members presently obviates the need for such designation.

The Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectus and should be directed to the attention of the Precidian ETFs Trust Nominating Committee.

The Pricing and Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Pricing and Valuation Guidelines. The Independent Trustees serve on the Pricing and Valuation Committee along with the officers of the Advisor. The Pricing and Valuation Committee meets when needed.

Individual Trustee Qualifications

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The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that each of Messrs. Sinon and Clark should serve as Trustees of the Funds because of their knowledge of and experience in the accounting and financial services industries.

The Trust has concluded that Mr. Criscitello should serve as Trustee of the Trust because of his knowledge of and experience in the financial services industry and the experience he has gained serving as a principal and executive officer of the Advisor.

Trustees’ Ownership of Fund Shares

Listed below for each Trustee is the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2013. The Funds are newly organized and as of the date of this SAI have had no operations.

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Independent Trustees:
John Sinon	None
Geoffrey Clark	None
Interested Trustee:
Mark Criscitello(2)	None

(1) “Family of Investment Companies” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.

(2) Mark Criscitello was deemed to beneficially own the securities indicated, as of December 31, 2012, through his control of Precidian Investments LLC, who was the registered owner of such securities and is the parent entity of the Advisor. As of the date of this Prospectus, Precidian Investments LLC was no longer the registered owner of such securities.

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Board Compensation

Each Independent Trustee receives an annual retainer of $25,000. The following table sets forth certain information with respect to the estimated compensation of each Trustee for the fiscal year ending March 31, 2013:

Name of Person, Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)
Independent Trustees:
John Sinon, Trustee	$25,000	N/A	N/A	$25,000
Geoffrey Clark, Trustee	$25,000	N/A	N/A	$25,000
Interested Trustee:
Mark Criscitello, Chairman and Trustee	None	None	None	None

(1) “Fund Complex” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.

CODE OF ETHICS

The Trust, the Advisor and the Sub-Advisor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth officers, trustees’ and advisory personnel’s fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. Persons subject to either the Trust’s, the Advisor’s or the Sub-Advisor’s code of ethics, including investment personnel, may invest in securities for their own investment accounts, including, subject to certain conditions, securities that may be purchased or held by the Funds. As the statutory underwriter for the Funds, the Distributor is not required under Rule 17j-1 of the 1940 Act to maintain a code of ethics since the Distributor and its directors, officers and employees are not affiliated with the Trust, the Advisor or the Sub-Advisor.

PROXY VOTING POLICIES AND PROCEDURES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with their proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review the Funds’ proxy voting record.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period of July 1st through June 30th and file it with the SEC no later than August 31st of each year. A Fund’s Form N-PX will be available at no charge upon request by calling 1-855-621-0930. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds are newly organized and as of the date of this SAI have had no operations.

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MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Advisor

Precidian Funds LLC (“Advisor”), a Delaware limited liability company, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (“Advisory Agreement”). The Advisor was organized in 2010 and is located at 350 Main Street, Suite 9, Bedminster, New Jersey 07921. Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for the Funds and is responsible for the retention of sub-advisors to manage the investment of the Funds’ assets in conformity with the stated investment policies of the Funds if the Advisor does not provide these services directly. The Advisor or a sub-advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

Other Expenses. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Term. The Advisory Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to each Fund from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Fund on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the below listed operating expense limit of the average daily net assets for the Fund through [________].

Fund Name	Operating Expense Limit
ActiveSharesSM Large-Cap Fund	___%
ActiveSharesSM Mid-Cap Fund	___%
ActiveSharesSM Multi-Cap Fund	___%

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The Advisor currently expects that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board. A Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement. The terms of the Expense Limitation Agreement may be revised upon renewal. The Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed as long as such recoupment does not cause Fund operating expenses to exceed the then applicable operating expense limit.

Compensation. Pursuant to the Advisory Agreement the Advisor is entitled to receive a fee, payable monthly, at the annual rate for each of the Funds based on a percentage of the Fund’s average daily net assets as follows:

Fund Name	Management Fee
ActiveSharesSM Large-Cap Fund	___%
ActiveSharesSM Mid-Cap Fund	___%
ActiveSharesSM Multi-Cap Fund	___%

From time to time, the Advisor may waive all or a portion of its fees.

The Funds are newly organized and as of the date of this SAI have had no operations.

Sub-Advisor

[_______] (“[___]” or the “Sub-Advisor”), which is unaffiliated with the Advisor, is the investment sub-advisor to the Funds.[___], located at [_____], and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. [___] primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. As of March 31, 2013, [___] had approximately $[___] billion in assets under management. Pursuant to a sub-advisory agreement between [___] and the Advisor (the “Sub-Advisory Agreement”), [___] will manage the investment and reinvestment of the Fund’s assets on an ongoing basis under the supervision of the Advisor.

The Funds are newly organized and as of the date of this SAI have had no operations.

Portfolio Managers

The Sub-Advisor acts as portfolio manager for the Funds pursuant to the Sub-Advisory Agreement. The Sub-Advisor will supervise and manage the investment portfolio of each Fund covered by their sub-advisory agreement and will direct the purchase and sale of such Fund’s investment securities. The Sub-Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of a Fund’s investment objective.

The individual members of the team responsible for the day-to-day management of the portfolios of the Funds operate as a team and are:

[_______]

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Fund’s portfolio managers as of December 31, 2013.

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Total number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below. The Portfolio Managers manage no accounts on a performance basis.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)

Potential Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as a Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact such Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow [___] to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Portfolio Manager Compensation Structure

[_______]

Portfolio Manager Ownership of Securities

The Funds are newly organized and as of the date of this SAI have had no operations.

OTHER SERVICE PROVIDERS

Administrator, Custodian and Transfer Agent

JPMorgan Chase Bank, N.A. (“JPMCB”) serves as administrator, custodian, transfer agent, index receipt agent and dividend disbursing agent of the Trust and the Funds (in such capacities, the “Fund Administrator” or “Administrator,” the “Custodian” or the “Transfer Agent,” as applicable). JPMCB is located at One Chase Manhattan Plaza, New York, NY 10005.

Pursuant to the Fund Servicing Agreement (the “Administration Agreement”), JPMCB provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Funds. In addition, JPMCB makes available the office space, equipment, personnel and facilities required to provide such services.

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The Administrator supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator provides persons satisfactory to the Board to serve as officers of the Trust.

The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

As transfer agent and dividend paying agent for the Funds, the Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds.

As compensation for the foregoing services, JPMCB receives certain out-of-pocket costs, transaction fees and asset-based fees which are paid monthly by the Advisor, pursuant to the Investment Advisory Agreement.

Securities Lending Agent

JPMCB serves as Securities Lending Agent for the Trust and the Funds under the supervision of the Advisor. Under the Securities Lending Agreement with the Trust, JPMCB, acting as agent for the Funds, may lend Portfolio Securities to certain creditworthy borrowers under certain conditions described above under the heading “Investment Strategies And Risks — Lending Portfolio Securities.” A Fund receives the value of any interest or cash or non-cash distributions paid on its loaned Portfolio Securities and will pay reasonable administrative and custodial fees in connection with the loan of such Portfolio Securities and related costs including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

Distributor

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), a Delaware limited liability company, serves as the distributor of Shares of the Funds on an agency basis. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (“Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor, as described in the section of this SAI entitled “Purchase and Redemption of Shares.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. The Board has resolved not to authorize the payment of Rule 12b-1 fees prior to July 30, 2014. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of a Fund’s assets. Over time they will increase the cost of your investment, and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

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Independent Registered Public Accounting Firm

The Trustees have selected the firm of PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, to serve as independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel

Foley & Lardner LLP, 321 N. Clark Street, Suite 2800, Chicago, Illinois 60610, serves as legal counsel to the Trust.

Additional Service Providers

Pursuant to a Fund CCO Agreement (“Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) for the Trust. Pursuant to a Fund AML Officer Agreement (“AML Agreement”) FCS provides the Trust’s Anti-Money Laundering Officer (“AMLO”). Pursuant to a Fund PFO/Treasurer Agreement (“PFO Agreement”) with the Trust, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer (“PFO”) to the Trust. As compensation for the foregoing services, FCS and FMS receive certain out of pocket costs and fixed fees which are accrued daily and paid monthly. Pursuant to the Advisory agreement, the Trust’s investment advisor has agreed to pay to FCS and FMS such costs and fees due to FCS and FMS from the Trust. The Compliance, AML and PFO Agreements with respect to the Trust continue in effect until terminated and are terminable with or without cause and without penalty by the Board of the Trust or by FCS or FMS with respect to the Trust on 60 days’ written notice to the other party. Notwithstanding the foregoing, the Compliance Agreement and the AML Agreement provide, respectively, that the Trust’s CCO and the Trust’s AMLO may be removed by the Board at any time with or without cause and without penalty. Under the Compliance, AML and PFO Agreements, FCS and FMS, respectively, are not liable to the Trust or the Trust’s shareholders for any act or omission, except for bad faith, reckless disregard, negligence, willful misfeasance, fraud or breach of the Compliance, AML and PFO Agreements. In addition, FCS and FMS and certain related parties (such as officers of FCS, FMS or certain officers of the Distributor and persons who control FCS, FMS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS’s or FMS’s actions or omissions, except for any act or omission resulting from FCS’s or FMS’s willful misfeasance, bad faith, fraud or negligence in the performance of its duties or by reason of its reckless disregard or breach of its obligations and duties under the Compliance, AML and PFO Agreements.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor and the Sub-Advisor are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor or the Sub-Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions in the over-the-counter market.

Each Fund gives primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

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The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

The Funds are newly organized and as of the date of this SAI have had no operations.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on August 27, 2010, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable; provided, however, that Shares may not be redeemed individually except by Retail Investors. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Redemption Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Redemption Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depository for the Shares. The Shares of the Funds are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates are not issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext US (formerly known as the American Stock Exchange LLC) (“Alternext”) and FINRA.

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Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it administers its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not be entitled to have Shares registered in their names, do not receive or are entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners are effected as follows. DTC makes available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Alternext.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

CREATION AND REDEMPTION OF SHARES

Unlike traditional ETFs, each Fund issues Shares on a continuous basis, at NAV, to any investor purchasing through a participant in the DTC. Investors may also acquire Shares in the secondary market through a broker-dealer. Shares of a Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors purchasing Shares from the Fund are charged a fee of [___%] to a maximum of $_____. The Board may change the amount of this fee at any time.

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Retail Investors may place orders to redeem Shares only in less than Redemption Unit size. Redemption proceeds in connection with any redemption by Retail Investors will be distributed in cash. The Fund will charge a fee of not more than 2% of the value of the shares redeemed.

Investors other than Retail Investors may only redeem Shares in Redemption Units, through Authorized Participants. Redemptions by Authorized Participants will occur primarily in-kind through a blind trust that will not disclose the identity of the securities it receives unless required by law, regulation or court order. The blind trust may also receive redemption proceeds in cash. Authorized Participants will be charged a redemption of [$___/__%].

The number of Shares in a Redemption Unit may change in the event of a share split, reverse split or similar revaluation or if the Board determines it is in the best interest of the Fund. In connection with redemptions of Redemption Units, the delivery of any portfolio securities in-kind will generally be effected through a blind trust for the benefit of the redeeming Authorized Participant and the blind trust will liquidate the portfolio securities based on standing instructions from the Authorized Participant without disclosing the identity of such securities to the Authorized Participant.

To redeem one or more Redemption Units, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is DTC Participant, and must have executed a Participant Agreement with the Distributor with respect to redemptions of Redemption Units. It is expected that only large institutional investors will redeem Shares directly from the Fund in the form of Redemption Units. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to redeem Redemption Units.

Creation

The Trust issues and sells Shares of the Fund on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on days that the Exchange is open for trading (a “Business Day”). The Exchange is generally open for trading Monday through Friday except for certain holidays, such as New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares may be purchased from a Fund by any DTC Participant for its own account or for the account of a customer. Purchase orders may be in any whole share amount. Since Shares are paid for in cash, settlement will be through the normal continuous net settlement process. The Distributor will furnish acknowledgements to those placing such orders that the orders have been accepted, but the Distributor may reject any order which is not submitted in proper form, as described in a Fund’s Prospectus or SAI. Purchases of Shares will be settled in cash for an amount equal to the applicable NAV per Share purchased plus applicable transaction fees, as discussed below.

The NAV of each Fund is expected to be determined once each Business Day. The cut-off time (“Order Cut-Off Time”) for purchase orders in proper form is 3:00 PM To initiate a purchase of Shares, a DTC Participant must submit to the Distributor an irrevocable order to purchase such Shares after the most recent prior valuation time but not later than the Order Cut-Off Time. Investors purchasing Shares from the Fund are required to pay a creation of [___] per Share up to a maximum of ______.

Redemption

Institutional Redemptions

The Shares may be redeemed to a Fund in Redemption Unit size or multiples thereof as described herein. Redemption orders of Redemption Units must be placed by or through an Authorized Participant (“AP Redemption Order”). Redemption Units of the Fund are redeemable at their NAV per Share next determined after receipt of a request for redemption by the Trust in the manner specified below before the Order Cut-Off Time. To initiate an AP Redemption Order, an Authorized Participant must submit to the Distributor an irrevocable order to redeem such Redemption Unit after the most recent prior valuation time but not later than the Order Cut-Off Time.

Redemptions will occur primarily in-kind, although redemption payments may also be made partly or wholly in cash. The Participant Agreement signed by each Authorized Participant will require establishment of a blind trust to receive distributions of securities in-kind upon redemption. Each Authorized Participant will be required to appoint the Custodian as trustee of its blind trust in order to facilitate orderly processing of redemptions. It is contemplated that Authorized Participants will instruct the trustee of the blind trusts to liquidate redemption securities in the market on close orders on the date of redemption so that Authorized Participants can realize redemption proceeds as close to the Fund’s NAV on the redemption date as possible.

After receipt of an AP Redemption Order, the Custodian will typically deliver securities to the blind trust (which securities are determined by the Adviser) with a value approximately equal to the value of the Shares tendered for redemption at the Cut-Off time. If the value of securities delivered to the blind trust (calculated in the same manner as the NAV) does not equal the NAV on that day, there will be a cash balance amount that will adjust for the difference and will be paid to the blind trust by the Fund in the event the cash balance amount is positive or paid by the blind trust to the Fund in the event the cash balance amount is negative. The Custodian will make delivery of the securities by appropriate entries on its books and records transferring ownership of the securities to the blind trust, subject to delivery of the Shares redeemed. The trustee of the blind trust will in turn liquidate, hedge or otherwise manage the securities based on instructions from the Authorized Participant. Once liquidated, the trustee will pay the liquidation proceeds net of expenses plus or minus any cash balancing amount to the Authorized Participant through DTC. The redemption securities that the blind trust receives may mirror the portfolio holdings of the Fund pro rata or, if the Adviser or a Sub-Adviser determines to reduce one or more portfolio exposures through an in-kind distribution, may constitute only a portion of the holdings that would not be proportionate to the overall portfolio holdings of the Fund. To the extent a Fund distributes portfolio securities through an in-kind distribution to more than one blind trust for the benefit of that trust’s Authorized Participant, the Fund will distribute a pro rata portion of the portfolio securities selected for distribution to each redeeming Authorized Participant.

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While the Fund will generally distribute securities in-kind, the Adviser may determine from time to time that it is not in a Fund’s best interests to distribute securities in-kind, but rather to sell securities and/or distribute cash. For example, the Adviser may distribute cash to facilitate orderly portfolio management in connection with rebalancing or transitioning a portfolio in line with its investment objective, or if there is substantially more creation than redemption activity during the period immediately preceding a redemption request, or as necessary or appropriate in accordance with applicable laws and regulations. In this manner, a Fund can use in-kind redemptions to reduce the unrealized capital gains that may, at times, exist in the Fund by distributing low cost lots of each security that the Fund needs to dispose of to maintain its desired portfolio exposures.

Authorized Participants will be required to pay a redemption fee of [___] per Share up to a maximum of [____]

Retail Redemptions

Retail Investors may submit orders to redeem Shares at NAV directly with a Fund as described below. Retail Investors will be able to place orders to redeem Shares in less than Redemption Unit size by instructing their broker to submit an order to redeem Shares directly from the Fund (“Retail Redemption Order”). The Retail Redemption Order will be submitted to the Distributor by the Retail Investor’s broker if the broker is a DTC Participant or by its clearing firm if it is not a DTC Participant. Redemption proceeds in connection with any Retail Redemption Order will be distributed in cash.

On each Business Day, a Fund will process all retail redemption orders (“Retail Redemption Orders”) received by the Order Cut-Off time at the NAV of the Fund next calculated following submission of the Retail Redemption Order in proper form. The date the Retail Redemption Order is received in proper form will be the redemption date with respect to those Shares (the “Redemption Date”). All instructions from Retail Investors to their broker to submit a Retail Redemption Order in proper form will be processed by the redemption agent and submitted through DTC as long as it is received prior to the Order Cut-Off time, resulting in an aggregated redemption order received by the Transfer Agent from DTC on that Business Day.  Any redemption instructions submitted by a DTC Participant on behalf of Retail Investors and received in proper form by the transfer agent/redemption agent shall be irrevocable.  Only Retail Redemption Orders for an amount of Shares smaller than a Redemption Unit will be considered in proper form.

Retail Investors will be required to pay a redemption fee of [___] per Share.

CONTINUOUS OFFERING

The method by which Shares are purchased and traded may raise certain issues under applicable securities laws. Because new Shares are issued and sold by a Fund on an ongoing basis, at any point a ‘‘distribution,’’ as such term is used in the Securities Act of 1933, as amended (the ‘‘Securities Act’’), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it purchases Shares directly from the Fund and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not ‘‘underwriters’’ but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent however, for purposes of determining the price of Shares in creations and redemption, the NAV is calculated to five decimal places.. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., New York time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. Dollar are converted into U.S. Dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing a Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security the Fund must use such security’s fair value as determined in good faith in accordance with the Funds’ Pricing and Valuation Guidelines which are approved by the Board of Trustees.

The value of a Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.

INDICATIVE INTRA-DAY VALUE

The approximate value of a Fund’s investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Funds provide the Exchange with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

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Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FEDERAL INCOME TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Funds and the purchase, ownership and disposition of Fund Shares. This summary is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of as of the date of this SAI and all of which are subject to change, including changes that may be retroactive. The discussion below is intended to supplement and should be read in conjunction with the section in the Prospectus entitled “Federal Income Taxes.”

This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in Shares. For example, this summary does not discuss certain tax considerations that may be relevant to holders who are subject to special rules under the Internal Revenue Code (the “Code”), including stockholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, regulated investment companies, insurance companies, dealers in securities, and pension plans and trusts. In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Unless otherwise noted, this discussion applies only to an owner of Fund Shares who (i) is treated as the beneficial owner of the Shares for U.S. federal income tax purposes, (ii) holds such Shares as capital assets and not in connection with a trade or business, and (iii) is a U.S. Holder. For purposes of this summary, a “U. S. Holder” generally is (i) a citizen or an alien individual resident in the United States; (ii) a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States or any State or the District of Columbia; (iii) an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or (iv) a trust if a court within the United States can exercise primary supervision over its administration, and one or more United States persons have the authority to control all of the substantial decisions of that trust (or a trust existing on August 20, 1996 that validly elected to continue to be treated as a U.S. trust). If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

The Funds have not sought and will not seek a ruling from the Internal Revenue Service (“IRS”) regarding any of the matters discussed below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Tax matters are very complex, and the tax consequences to an investor of an investment in our shares will depend on his, her, or its particular circumstances. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, local, or foreign taxing jurisdiction.

Tax Treatment of the Funds

Qualification as a RIC. Each Fund intends to elect to be treated and to qualify annually as a regulated investment company (“RIC”) under Subchapter M of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs will generally apply separately to each Fund, and each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the favorable United States federal income tax treatment generally accorded to RICs, each Fund must, among other things, satisfy three principal requirements: First, it must derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or interests in “qualified publicly traded partnerships,” as defined in the Code. Second, it must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), United States Government securities, the securities of other RICs, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or one or more qualified publicly traded partnerships. Third, it must distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid).

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Taxation of the Funds. As a RIC, each Fund generally will not be subject to United States federal income tax on its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. For this purpose, each Fund must distribute income and gain in the same year that it realizes the income and gain, although in certain circumstances the Code permits a Fund to make the distribution in the following year. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

Under Subchapter M of the Code, a Fund may retain for investment its net capital gains. However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates (currently at a maximum rate of 35%) on the amount retained. Such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If the Fund makes this designation, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Excise Tax. If a Fund fails to make distributions to its shareholders on a timely basis in accordance with a calendar year distribution requirement, it will be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. For purposes of the distribution requirement, a distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Failure to Qualify as a RIC. If a Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement in any taxable year, the Fund will be taxed in the same manner as an ordinary corporation on its taxable income (even if such income is distributed to its shareholders), and distributions to shareholders will not be deductible by the Fund in computing its taxable income. Additionally, all distributions out of earnings and profits will be taxed to shareholders as ordinary dividend income. Such distributions generally will be eligible (i) to be treated as “qualified dividend income,” as discussed below (See “Tax Treatment of U.S. Holders -- Distributions,” below) in the case of noncorporate shareholders and (ii) for the dividends received deduction under Section 243 of the Code in the case of corporate shareholders.

Special or Uncertain Tax Consequences. A Fund’s investment practices may affect the amount, timing, and character of distributions to U.S. Holders. These include investments governed by special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not count toward the 90% of gross income requirement necessary for the Fund to qualify as a RIC under the Code. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. In addition, under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result of the application of these and other federal income tax rules, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules and may make certain tax elections in order to mitigate the effect of these provisions.

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A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of the Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

A RIC is generally not required to recognize gain upon the distribution of appreciated securities to a shareholder in redemption of its stock upon the demand of the shareholder. Each Fund believes that the distribution of securities in redemption of Redemption Units of Authorized Participants will qualify for this exception.

Tax Treatment of U. S. Holders

Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Fund Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and net short-term capital gains will, except as described below with respect to distributions of “qualified dividend income” to noncorporate shareholders, will generally be taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Dividends paid by a Fund to a corporation may (if properly designated by the Fund) qualify for the dividends received deduction available to corporations under Section 243 of the Code (to the extent derived from dividends from U.S. corporations (other than tax-exempt organizations, exempt farmers’ cooperatives, or real estate investment trusts). Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualified dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits. “Qualified dividend income” generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs generally will not constitute qualified dividend income. For the Fund to receive qualified dividend income, the Fund must hold the stock associated with an otherwise qualified dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the 181-day period beginning 90 days before the ex-dividend date, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund.

Investors considering buying Shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

Shareholders receiving distributions from a Fund in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the fair market value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is required to be treated by a shareholder as a nontaxable return of capital that is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

To the extent a Fund invests in securities of foreign issuers, its income from such securities may be subject to foreign taxes. If more than 50% of the Fund’s total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to benefit from any deduction or foreign tax credit available with respect to their pro rata portion of certain qualified foreign taxes paid by the Fund in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. Pursuant to such election, the Fund would treat those taxes as dividends paid to its shareholders, and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possession sources as the shareholder’s own income from such sources, and (3) would use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income (if the shareholder itemizes deductions). A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund.

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Sales and Redemptions of Shares. In general, upon the sale, redemption, or other disposition of Shares, a shareholder will recognize capital gain or loss in an amount equal to the difference, if any, between the amount realized on the sale or other disposition and the shareholder’s adjusted tax basis in the Shares. Such gain or loss will be long-term capital gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent of any capital gain distributions received with respect to the Shares. Under the “wash sale” rules, a capital loss from the sale of Shares may be disallowed to the extent identical (or substantially identical) Shares are acquired (including through reinvestment of dividends) in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement Shares of a Fund will be adjusted to reflect the disallowed loss.

If an Authorized Participant receives an in-kind distribution in redemption of Redemption Units, the Authorized Participant will recognize gain or loss in an amount equal to the difference between (i) the sum of the amount of cash, plus the aggregate fair market value (at redemption) of the securities received by the Authorized Participant as part of the redemption and (ii) the shareholder’s adjusted tax basis in the redeemed Shares. Any capital loss realized upon such redemption will be subject to the “wash sale” and other rules regarding capital losses discussed in the preceding paragraph. The Authorized Participant will generally have an initial tax basis in the distributed securities equal to their fair market values on the redemption date, and the holding period for such securities will commence upon receipt. Consequently, gain or loss from a sale of such securities one year or less after receiving the securities will be treated as short term gain or loss.

Long-Term Capital Gains and Losses; Qualified Dividend Income. A U.S. Holder that is a corporation for United States federal income tax purposes must pay tax on its net capital gains at ordinary corporate rates. For taxable years beginning after December 31, 2012, long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%, and distributions of qualified dividend income to non-corporate shareholders will also qualify for taxation at long-term capital gain rates, provided the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. In addition, a 3.8% Medicare contribution tax is imposed on net investment income, including long-term capital gains and qualifying dividend income.

A non-corporate taxpayer may deduct capital losses not offset by capital gains against its ordinary income up to a maximum amount of $3,000 per year and may carry forward unused capital losses indefinitely. A corporate taxpayer may deduct capital losses only to the extent of capital gains, with unused losses being carried back three years and forward five years.

Information Reporting; Backup Withholding. Payments on Shares and proceeds from a sale or other disposition of Shares will be subject to information reporting, unless the shareholder is an exempt recipient. A U.S. Holder will be subject to backup withholding on all such amounts unless (i) the shareholder is an exempt recipient or (ii) the shareholder provides its correct taxpayer identification number (generally on IRS Form W-9) and certifies that it is not subject to backup withholding. Furthermore, the IRS may notify the applicable Fund or withholding agent to institute backup withholding if the IRS determines that the shareholder’s taxpayer identification number is incorrect or if the shareholder has failed to properly report taxable dividends or interest on a federal tax return. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

In addition to reporting gross proceeds from redemptions, exchanges, and other sales of mutual fund shares, Federal law requires mutual funds, or certain persons having custody of mutual fund shares, to report a shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ consolidated Form 1099s when the “covered” shares are sold or redeemed. Covered shares include any mutual fund shares (including any shares acquired upon reinvestment of dividends) acquired on or after January 1, 2012.

Special Issues for Non U.S. Holders

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Generally, distributions of ordinary income by a Fund to non U.S. Holders will be subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty), even if they are funded by income or gains that, if paid to a foreign person directly, would not be subject to withholding. Capital gain dividends and capital gains recognized by a non U.S. Holder on the sale or redemption of Shares will generally be exempt from U.S. federal income tax (including withholding at the source) unless: (i) the capital gain is effectively connected with a U.S. trade or business or (ii) in the case of an individual shareholder, the shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

If income from the Fund is “effectively connected” with a United States trade or business carried on by a non-U.S. Holder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains, and any gains realized upon the sale or exchange of Shares of the Fund will be subject to United States income tax at the graduated rates applicable to United States citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

Sections 1471 through 1474 of the Code (“FATCA”) generally imposes withholding at the rate of 30% on payments to certain foreign entities (including financial intermediaries) of dividends on, and gross proceeds from the sale or other disposition of, U.S. common stock, unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied. Withholding taxes under FATCA will be imposed on dividends beginning on January 1, 2014 and on gross proceeds from dispositions beginning on January 1, 2017. Non U.S. shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in Shares.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form).

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

The tax consequences to a non-U.S. Holder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. Holders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110, serves as independent registered public accounting firm to the Trust and performs the annual audit of the financial statements of the Funds. The Funds are newly organized and as of the date of this SAI have had no operations.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.

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Appendix A

Precidian ETFs Trust

Proxy Voting Policies and Procedures

1.	Policy

It is the policy of the Board of Trustees (the “Board”) of the Precidian ETFs Trust (the “Fund”) to delegate the responsibility for voting proxies relating to the securities held by the Fund to the investment sub-advisor, Northern Trust Global Investments (the “Sub-Advisor” ), subject to the Board’s continuing oversight. The Board hereby delegates such responsibility to the Sub-Advisor, and directs the Sub-Advisor to vote proxies relating to Fund portfolio securities managed by the Sub-Advisor consistent with the duties and procedures set forth below. The Sub-Advisor may retain a third party to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund.

2.	Fiduciary Duty

The right to vote a proxy with respect to securities held by the Fund is an asset to the Fund. The Sub-Advisor, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a matter consistent with the best interest of the Fund and its shareholders. In discharging this fiduciary duty, the Sub-Advisor must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

3.	Procedures

The following are the procedures adopted by the Board for the administration of this policy:

A.	Review of Advisor’s Proxy Voting Procedures. The Sub-Advisor shall present to the Board their policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents, including changes to policies and procedures addressing conflicts of interest.
B.	Voting Record Reporting. The Sub-Advisor shall ensure that the voting record necessary for the completion and filing of Form N-PX is provided to the Fund’s administrator at least annually. Such voting record information shall be in a form acceptable to the Fund and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional times(s) as the Fund and the Sub-Advisor may agree from time to time. With respect to those proxies that the Sub-Advisor has identified as involving a conflict of interest, the Sub-Advisor shall submit a report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
C.	Conflicts of Interest. Any actual or potential conflicts of interest between the Sub-Advisor and the Fund’s shareholders arising from the proxy voting process will be addressed by the relevant Sub-Advisor and the Sub-Advisor’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Sub-Advisor. In the event that the Sub-Advisor notifies the Chief Compliance Officer of the Fund (the “CCO”) that a conflict of interest cannot be resolved under the Sub-Advisor’s Proxy Voting Procedures, and the CCO is responsible for notifying the Chairman of the Board of the Fund of the irreconcilable conflict of interest and assisting the Chairman with any actions he determines are necessary.

As it is used in this document, the term “conflict of interest” refers to a situation in which the Sub-Advisor or an affiliated person of the sub-advisor has a financial interest in a matter presented by a proxy other than the obligation they incur as Sub-Advisor to the Fund which could potentially compromise the Sub-Advisor’s independence of judgment and action with respect to the voting of the proxy.

4.	Revocation

A-1

The delegation by the Board of the authority to vote proxies relating to securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

5.	Disclosure of Policy or Description/Proxy Voting Record

A. The Fund will disclose this proxy voting policy or a description of it (and the advisor’s proxy voting policy or a description of it), in the Fund’s Statement of Additional Information (“SAI”). The Fund also will disclose in its SAI that information is available about how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request, (i) either by calling a specified toll-free telephone number, or on the Fund’s website at a specified address, or both, and (ii) on the SEC’s website. Upon any request for a proxy voting record by telephone, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

B. The Fund will disclose in its annual and semi-annual shareholder reports that this proxy voting policy or a description of it (and the advisor’s proxy voting policy or a description) is available without charge, upon request, (i) by calling a specified toll-free telephone number, (ii) on the Fund’s website, if applicable, and (iii) on the Commission’s website. Upon any request for a proxy voting policy or description of it, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

C. The Fund also will disclose in its annual and semi-annual shareholder reports that information is available about how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request, (i) either by calling a specified toll-free telephone number, or on or through the Fund’s website at a specified address, or both, and (ii) on the Commission’s website. Upon any request for a proxy voting record by telephone, the Fund will send the information disclosed in the Fund’s most recently filed report on Form N-PX by first-class mail or other prompt delivery method within three business days of receipt of the request.

D. The Fund will file Form N-PX containing its proxy voting record for the most recent twelve-month period ended June 30 with the SEC, and will provide a copy of the report (in paper form, online, or by reference to the SEC’s website) to shareholders who request it.

E. The Fund will disclose its proxy voting record for the most recent twelve-month period ended June 30 (on Form N-PX or otherwise) to shareholders either in paper form upon request, or on its website.

6.	Related Procedures

The Fund currently satisfies the disclosure obligation set forth in Section 5 above by:

•	describing the proxy voting policy in the Fund’s SAI and disclosing in the Fund’s SAI that the information is available about how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request by calling a specified toll-free telephone number and on the Commission’s website;
•	disclosing in its annual and semi-annual shareholder reports that this proxy voting policy (and the advisor’s proxy voting policy or a description) is available without charge, upon request by calling a specified toll-free telephone number and on the Commission’s website;
•	disclosing in its annual and semi-annual shareholder reports that information is available about how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request, by calling a specified toll-free telephone number and on the Commission’s website; and
•	providing any shareholder, upon request, a paper form of the most recently filed report on Form N-PX by first-class mail or other prompt delivery method within three business days of receipt of the request.

7.	Review of Policy

The Board shall review from time to time this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

A-2

PART C

OTHER INFORMATION

Precidian ETFs Trust

Item 28. Exhibits

(a)	First Amended and Restated Declaration of Trust (“Trust Instrument”) of Precidian ETFs Trust (“Registrant”).(1)

(b)	Bylaws of Registrant.(1)

(c)	Articles III, V, and VI of the Trust Instrument defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement between the Registrant and Precidian Funds LLC (the “Advisor”), as adviser for the Registrant and its investment portfolio, the MAXIS® Nikkei 225 Index Fund.(1)

(d)(2)	Form of Investment Advisory Agreement between the Registrant and the Advisor, as adviser for the Registrant and its investment portfolios, the the ActiveSharesSM Large-Cap Fund, the ActiveSharesSM Large-Cap Fund and the ActiveSharesSM Multi-Cap Fund (the “ActiveShares Funds”). [To be filed by amendment.]

(d)(3)	Sub-Advisory Agreement between the Advisor and Northern Trust Investments, Inc. (the “MAXIS Sub-Advisor”).(1)

(d)(4)	Form of Sub-Advisory Agreement between the Advisor and the sub-adviser to the ActiveShares Funds (the “ActiveShares Sub-Advisor”). [To be filed by amendment.]

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distributor”).(1)

(e)(2)	Form of Precidian ETFs Trust Authorized Participant Agreement.(1)

(e)(3)	Form of Precidian ETFs Trust Authorized Participant Agreement for ActiveShares Funds. [To be filed by amendment.]

(f)	Not Applicable.

(g)	Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A.(1)

(h)(1)	Fund Servicing Agreement between the Registrant and JPMorgan Chase Bank, N.A.(1)

(h)(2)	Agency Services Agreement between the Registrant and JPMorgan Chase Bank, N.A.(1)

(h)(3)	Sub-License Agreement among the Registrant and the Advisor.(1)

(h)(4)	Fund PFO/Treasurer Agreement between the Registrant and Foreside Management Services, LLC.(1)

(h)(5)	Fund CCO Agreement between the Registrant and Foreside Compliance Services, LLC (“FCS”).(1)

(h)(6)	Fund AML Officer Agreement between the Registrant and FCS.(1)

(h)(7)	Securities Lending Agreement between Registrant and JPMorgan Chase Bank, N.A.(2)

(h)(8)	Expense Limitation Agreement between the Registrant and the Advisor.(2)

(h)(8)(ii)	Expense Limitation Agreement dated July 20, 2012.(3)

(h)(8)(ii)	Expense Limitation Agreement dated May 21, 2103.(3)

(i)	Opinion and Consent of Foley & Lardner LLP. [To be filed by amendment.]

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	12b-1 Distribution and Service Plan.(1)

(n)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.(3)

(p)(2)	Code of Ethics for the Advisor.(2)

(p)(3)	Code of Ethics for the MAXIS Sub-Advisor.(3)

(p)(4)	Code of Ethics for the ActiveShares Sub-Advisor. [To be filed by amendment.]

(Other)	Powers of Attorney.(1)

(1)	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-171987, filed June 13, 2011.
(2)	Incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 to Registration Statement, SEC File No. 333-171987, filed July 27, 2012.
(3)	Incorporated by reference from the Registrant’s Post-Effective Amendment No. 3 to Registration Statement, SEC File No. 333-171987, filed July 29, 2013.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Declaration of Trust (the “Declaration of Trust”) that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act” ), and the Investment Company Act of 1940 (the “1940 Act”). The Declaration of Trust provides that every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person:

(a)	For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or
(c)	In the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The Declaration of Trust also limits the liability of Trustees and shareholders of the Trust (“Shareholders). No personal liability for any debt or obligation of the Trust shall attach to any Trustee. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser, subadviser, principal underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any Trustee in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon. A Trustee shall be liable to the Trust or the Shareholders only for his own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust or belonging to a Series or Class thereof, as appropriate, for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 8.5, provided that either:

(a)	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(b)	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a reviewof the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Trustees and officers liability policies purchased by the Registrant insure the Registrant and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

In addition, the Registrant has entered into an Advisory Agreement with Precidian Funds LLC (the “Advisor”) and a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”). These agreements provide indemnification for those entities and their affiliates. The Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or for any loss suffered by the Trust or a Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement. It is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Trust’s registration statement under the 1940 Act or the 1933, except for information supplied by the Advisor for inclusion therein. The Trust agrees to indemnify the Advisor to the full extent permitted by the Trust’s Declaration of Trust.

Under the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (each, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon: (i) any claim that any Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Advisor or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of any Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law insofar as such statement or omission was relied upon by a Distributor Indemnitee in connection with matters to which the Distribution Agreement relates; (ii) the breach by the Trust of any obligation, representation or warranty contained in the Distribution Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws, in connection with matters to which the Distribution Agreement relates. The Trust is not required to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in any Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus(es) (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case: (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its Shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement; or (ii) is the Trust to be liable under the indemnity provisions of the Distribution Agreement with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust and the Advisor in writing of the claim at its principal offices in Bedminster, New Jersey within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Under each of the Sub-Advisory Agreement between the Advisor and Northern Trust Investments, Inc. and the Advisor and the ActiveShares Sub-Advisor (collectively, the “Sub-Advisor”) and the Distribution Services Agreement between the Advisor and the Distributor, the Advisor may be required to indemnify the Sub-Advisor or the Distributor, as applicable, relating to liability or expenses that are not the result of the willful misfeasance, bad faith, negligence, or reckless disregard of the Sub-Advisor or Distributor, as applicable.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor

The description of the Advisor, the MAXIS Sub-Advisor and ActiveShares Sub-Advisor is found under the caption “Service Providers-Advisor” and “-Sub-Advisor” in the applicable Prospectus and under the caption “Management-Investment Advisor” and “-Sub-Advisor” in the applicable Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor, the MAXIS Sub-Advisor and ActiveShares Sub-Advisor provide investment advisory services to other persons or entities other than the Registrant.

Item 32. Principal Underwriters

(a) As of June 24, 2013, Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

361 Absolute Alpha Fund, Series of Investment Managers Series Trust

361 Long/Short Equity Fund, Series of Investment Managers Series Trust

361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust

AdvisorShares Trust

American Beacon Funds

American Beacon Select Funds

Avenue Mutual Funds Trust

Bridgeway Funds, Inc.

Broadmark Funds

Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

Direxion Shares ETF Trust

DundeeWealth Funds

FlexShares Trust

Forum Funds

FQF Trust

Gottex Multi-Alternatives Fund - I

Gottex Multi-Alternatives Fund - II Gottex Multi-Asset Endowment Fund - I

Gottex Multi-Asset Endowment Fund - II

Henderson Global Funds

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

Liberty Street Horizon Fund, Series of Investment Managers Series Trust

Manor Investment Funds

Nomura Partners Funds, Inc.

Performance Trust Mutual Funds, Series of Trust for Professional Managers

PMC Funds, Series of Trust for Professional Managers

Precidian ETFs Trust

Quaker Investment Trust

RevenueShares ETF Trust

Salient MF Trust

Sound Shore Fund, Inc.

The Roxbury Funds

Turner Funds

Wintergreen Fund, Inc.

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suire 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position
with
Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder are maintained at:

Precidian Funds LLC 350 Main Street, Suite 9 Bedminster, NJ 07921

Northern Trust Investments, Inc. 50 S. LaSalle Street Chicago, IL 60603

[Information for ActiveShares Sub-Advisor to be added by amendment.]

JPMorgan Chase Bank, N.A. One Chase Manhattan Plaza New York, NY 10005

JPMorgan Chase Bank, N.A. 70 Fargo Street Boston, MA 02210

Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bedminster and State of New Jersey on the 20th day of January, 2014.

PRECIDIAN ETFS TRUST
(Registrant)

By:	/s/ Daniel J. McCabe
Daniel J. McCabe, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Mark S. Criscitello Mark S. Criscitello	Trustee	January 20, 2014

* John V. Sinon	Trustee	January 20, 2014

* Geoffrey G. Clark	Trustee	January 20, 2014

/s/ Daniel J. McCabe Daniel J. McCab	President (Principal Executive Officer)	January 20, 2014

/s/ William Cox William Cox	Chief Financial Officer and Treasurer (Principal Financial Officer)	January 20, 2014

*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney-in-fact
January 20, 2014

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. Mccabe and Stuart Thomas, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011.